GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION

NOTE 14:-  GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2014	2013	2012

Europe	$41,238	$35,143	$39,655
Asia and Oceania	41,990	29,909	21,953
Middle East and Africa	15,352	4,820	10,565
United States of America	15,307	21,350	24,674
Americas (excluding United States of America)	3,299	5,323	7,905

	$117,186	$96,545	$104,752

The following are the Company's major customers:

	Year ended December 31,
	2014	2013	2012

Customer A	27%	17%	14%
Customer B	17%	17%	-
Customer C	-	11%	-

	44%	45%	14%

The following presents total long-lived assets as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Long-lived assets:
Israel	$5,603	$4,680
United States of America	181	987
Other	173	207

	$5,957	$5,874